Astoria Real Assets ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.9%
	AEROSPACE/DEFENSE — 5.6%
10,872	Howmet Aerospace, Inc.	$2,923,046
5,519	Lockheed Martin Corp.	2,811,710
1,058	Rheinmetall A.G.	1,198,120
4,230	Safran S.A.	1,668,475
		8,601,351
	AUTO MANUFACTURERS — 2.0%
4,442	Cummins, Inc.	3,168,079
	BUILDING MATERIALS — 2.0%
8,173	Holcim A.G.	738,422
66,437	Mitsubishi Electric Corp.	2,401,992
		3,140,414
	CHEMICALS — 2.7%
15,040	Air Liquide S.A.	2,979,590
10,860	CF Industries Holdings, Inc.	1,175,703
		4,155,293
	COMPUTERS — 0.5%
7,523	Leidos Holdings, Inc.	774,643
	DIVERSIFIED FINANCIAL SERVICES — 0.8%
8,844	AerCap Holdings N.V.[1]	1,289,278
	ELECTRIC — 17.8%
23,279	American Electric Power Co., Inc.	3,184,800
8,800	Constellation Energy Corp.	2,185,656
153,474	E.ON S.E.	3,162,790
23,834	Edison International	1,774,441
123,909	Engie S.A.	3,908,542
42,343	Exelon Corp.	1,974,031
32,991	FirstEnergy Corp.	1,568,392
148,626	Kansai Electric Power Co., Inc.	2,090,046
12,021	NRG Energy, Inc.	1,755,787
58,963	SSE PLC	1,906,380
4,078	Talen Energy Corp.*	1,567,012
16,101	Vistra Corp.	2,554,102
		27,631,979
	ELECTRICAL COMPONENTS & EQUIPMENT — 6.4%
41,422	ABB Ltd.	4,497,290
5,502	EnerSys	1,286,478
50,606	Fujikura Ltd.	1,942,349
34,000	Furukawa Electric Co., Ltd.	989,509

Astoria Real Assets ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRICAL COMPONENTS & EQUIPMENT (Continued)
4,248	Powell Industries, Inc.	$1,216,457
		9,932,083
	ENGINEERING & CONSTRUCTION — 4.5%
1,145	Comfort Systems USA, Inc.	2,269,333
2,493	Dycom Industries, Inc.*	1,260,436
24,629	Kajima Corp.	889,841
2,144	Sterling Infrastructure, Inc.*	1,799,588
8,251	Taisei Corp.	723,438
		6,942,636
	GAS — 0.7%
14,261	National Fuel Gas Co.	1,101,092
	IRON/STEEL — 3.5%
7,163	ATI, Inc.*	1,411,827
2,793	Carpenter Technology Corp.	1,722,834
10,672	Commercial Metals Co.	669,668
7,191	Steel Dynamics, Inc.	1,650,047
		5,454,376
	MACHINERY-CONSTRUCTION & MINING — 8.2%
4,806	GE Vernova, Inc.	5,646,377
17,679	Siemens Energy A.G.	3,351,216
10,903	Vertiv Holdings Co. - Class A	3,650,543
		12,648,136
	METAL FABRICATE/HARDWARE — 0.7%
8,526	Mueller Industries, Inc.	1,048,101
	MINING — 5.8%
12,582	Anglogold Ashanti PLC[1]	1,017,758
41,717	Freeport-McMoRan, Inc.	2,623,582
3,046	Mitsui Kinzoku Co., Ltd.	797,461
19,015	Newmont Corp.	1,776,001
28,535	Rio Tinto PLC - ADR	2,708,827
		8,923,629
	OIL & GAS — 12.3%
36,822	Antero Resources Corp.*	1,293,925
41,368	Canadian Natural Resources Ltd.	1,636,350
52,702	Cenovus Energy, Inc.[1]	1,307,537
23,708	CNX Resources Corp.*	804,412
35,486	Devon Energy Corp.	1,466,282
13,749	EOG Resources, Inc.	1,783,658

Astoria Real Assets ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	OIL & GAS (Continued)
27,914	EQT Corp.	$1,484,187
19,062	Exxon Mobil Corp.	2,606,157
38,993	Shell PLC - ADR	3,023,517
28,530	Suncor Energy, Inc.	1,534,336
7,900	Valero Energy Corp.	2,057,476
18	Woodside Energy Group Ltd.	352
		18,998,189
	OIL & GAS SERVICES — 3.2%
51,863	Halliburton Co.	1,760,749
35,089	SLB Ltd.[1]	1,631,288
24,314	TechnipFMC PLC[1]	1,612,018
		5,004,055
	PACKAGING & CONTAINERS — 0.7%
9,374	Crown Holdings, Inc.	1,048,201
	REAL ESTATE — 3.1%
18,506	CBRE Group, Inc. - Class A*	2,492,573
7,235	Jones Lang LaSalle, Inc.*	2,242,488
		4,735,061
	REITS — 12.4%
25,347	CareTrust REIT, Inc.	1,022,751
36,852	Gaming and Leisure Properties, Inc.	1,641,020
95,848	Host Hotels & Resorts, Inc.	2,272,556
14,919	Lamar Advertising Co. - Class A	2,327,066
30,599	NNN REIT, Inc.	1,423,771
31,448	Omega Healthcare Investors, Inc.	1,499,441
17,048	Simon Property Group, Inc.	3,812,785
24,681	STAG Industrial, Inc.	939,359
94,405	VICI Properties, Inc.	2,506,453
25,684	WP Carey, Inc.	1,836,406
		19,281,608
	TOTAL COMMON STOCKS
	(Cost $129,427,696)	143,878,204
	EXCHANGE-TRADED FUNDS — 6.6%
9,475	abrdn Physical Silver Shares ETF*	532,685
112,958	SPDR Gold MiniShares Trust*	8,971,124

Astoria Real Assets ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
59,897	Sprott Physical Copper Trust*	$681,823
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $8,692,021)	10,185,632
	TOTAL INVESTMENTS — 99.5%
	(Cost $138,119,717)	154,063,836
	Other Assets in Excess of Liabilities — 0.5%	732,298
	TOTAL NET ASSETS — 100.0%	$154,796,134

PLC – Public Limited Company
ADR – American Depository Receipt
REIT – Real Estate Investment Trusts
ETF – Exchange-Traded Fund

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.